Note 7 - Income and Mining Taxes - Schedule of Components of Income and Mining Tax Benefit (Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Domestic	$ (3,846)	$ (3,915)	$ (7,073)
Foreign	(3,322)	(5,119)	(6,316)
Total current income and mining tax provision	(7,168)	(9,034)	(13,389)
Deferred:
Domestic	(17,058)	2,064	43,708
Foreign	23,004	14,536	(750)
Total deferred income and mining tax benefit	5,946	16,600	42,958
Total benefit (provision), Amount	$ (1,222)	$ 7,566	$ 29,569